UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23147
First Trust Exchange-Traded Fund VIII
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
May 31
Date of reporting period:
November 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

FT Raymond James
Multicap Growth Equity ETF
RJMG | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Raymond James Multicap Growth Equity ETF (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RJMG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Raymond James Multicap Growth Equity ETF	$46	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$11,160,963
Total number of portfolio holdings	40
Portfolio turnover rate	79%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Natera, Inc.	3.3%
Wix.com Ltd.	3.2%
HubSpot, Inc.	3.0%
Spotify Technology S.A.	2.9%
Q2 Holdings, Inc.	2.9%
GoDaddy, Inc., Class A	2.9%
RadNet, Inc.	2.8%
Fortinet, Inc.	2.7%
Shake Shack, Inc., Class A	2.7%
Deckers Outdoor Corp.	2.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RJMG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.

FT Vest U.S. Equity Max Buffer ETF - March
MARM | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - March (the “Fund”) for the period of June 1, 2024 to November 30, 2024. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MARM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - March	$44	0.85%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$167,015,930
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	108.4%
Written Options	(8.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MARM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Equal Weight Buffer ETF - June
RSJN | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - June (the “Fund”) for the period of June 21, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - June	$40(1)	0.85%(2)
(1)	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$28,235,292
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	102.4%
Written Options	(3.1%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/RSJN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Max Buffer ETF - June
JUNM | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - June (the “Fund”) for the period of June 21, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JUNM . You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - June	$39(1)	0.85%(2)
(1)	The Fund commenced investment operations on June 21, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$92,350,384
Total number of portfolio holdings	3
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	106.0%
Written Options	(6.6%)
Net Other Assets and Liabilities	0.6%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/JUNM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Max Buffer ETF - July
JULM | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - July (the “Fund”) for the period of July 24, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/JULM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - July	$31(1)	0.85%(2)
(1)	The Fund commenced investment operations on July 24, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$19,652,113
Total number of portfolio holdings	3
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	107.5%
Written Options	(8.2%)
Net Other Assets and Liabilities	0.7%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/JULM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Max Buffer ETF - August
AUGM | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - August (the “Fund”) for the period of August 16, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/AUGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - August	$25(1)	0.85%(2)
(1)	The Fund commenced investment operations on August 16, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$32,712,189
Total number of portfolio holdings	3
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	106.4%
Written Options	(7.2%)
Net Other Assets and Liabilities	0.8%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/AUGM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest Emerging Markets Buffer ETF - September
TSEP | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest Emerging Markets Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/TSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Emerging Markets Buffer ETF - September	$19(1)	0.95%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$1,954,311
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	103.5%
Written Options	(4.6%)
Net Other Assets and Liabilities	1.1%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/TSEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, or MSCI Inc. (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the iShares MSCI Emerging Markets ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Equal Weight Buffer ETF - September
RSSE | NYSE ARCA, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Equal Weight Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/RSSE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Equal Weight Buffer ETF - September	$17(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$20,581,804
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	102.6%
Written Options	(3.6%)
Net Other Assets and Liabilities	1.0%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/RSSE to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by Invesco S&P 500® Equal Weight ETF, Invesco, Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Max Buffer ETF - September
SEPM | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - September (the “Fund”) for the period of September 20, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/SEPM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - September	$17(1)	0.85%(2)
(1)	The Fund commenced investment operations on September 20, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$31,412,825
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	105.8%
Written Options	(6.7%)
Net Other Assets and Liabilities	0.9%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/SEPM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Max Buffer ETF - October
OCTM | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/OCTM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - October	$10(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$32,927,313
Total number of portfolio holdings	3
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	104.1%
Written Options	(5.1%)
Net Other Assets and Liabilities	1.0%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/OCTM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Uncapped Accelerator ETF - October
UXOC | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Uncapped Accelerator ETF - October (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/UXOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Uncapped Accelerator ETF - October	$10(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$7,859,216
Total number of portfolio holdings	3
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	107.6%
Written Options	(9.5%)
Net Other Assets and Liabilities	1.9%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/UXOC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Max Buffer ETF - November
NOVM | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Max Buffer ETF - November (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/NOVM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Max Buffer ETF - November	$4(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$13,010,216
Total number of portfolio holdings	3
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	104.3%
Written Options	(5.3%)
Net Other Assets and Liabilities	1.0%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/NOVM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF
DHDG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (the “Fund”) for the period of October 18, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/DHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	$10(1)	0.85%(2)
(1)	The Fund commenced investment operations on October 18, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$18,619,239
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	100.3%
Written Options	(1.2%)
Net Other Assets and Liabilities	0.9%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/DHDG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF
FHDG | CBOE BZX EXCHANGE, INC.
SEMI-ANNUAL SHAREHOLDER REPORT | November 30, 2024
This semi-annual shareholder report contains important information about the FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (the “Fund”) for the period of November 15, 2024 (commencement of investment operations) to November 30, 2024. You can find additional information about the Fund at https://www.ftportfolios.com/fund-documents/etf/FHDG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	$4(1)	0.85%(2)
(1)	The Fund commenced investment operations on November 15, 2024. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of November 30, 2024)
Fund net assets	$1,543,933
Total number of portfolio holdings	4
Portfolio turnover rate	0%
WHAT DID THE FUND INVEST IN? (As of November 30, 2024)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Purchased Options	101.5%
Written Options	(2.5%)
Net Other Assets and Liabilities	1.0%
Total	100.0%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit https://www.ftportfolios.com/fund-documents/etf/FHDG to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The Fund is not sponsored, endorsed, sold or promoted by SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Fund or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Fund or the FLEX Options, shareholders or any other person or entity from use of the SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Fund or the FLEX Options.

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VIII (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended November 30, 2024

First Trust Exchange-Traded Fund VIII

FT Raymond James Multicap Growth Equity ETF (RJMG)

Table of Contents
FT Raymond James Multicap Growth Equity ETF (RJMG)
Semi-Annual Financial Statements and Other Information
November 30, 2024
Performance and Risk Disclosure
There is no assurance that FT Raymond James Multicap Growth Equity ETF (the “Fund”) will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Fund’s advisor, may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data that provides insight into the Fund’s performance and investment approach.
The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Biotechnology — 5.1%
12,020	Myriad Genetics, Inc. (a)	$195,565
2,207	Natera, Inc. (a)	370,291
		565,856
	Broadline Retail — 2.6%
1,384	Amazon.com, Inc. (a)	287,720
	Communications Equipment — 2.6%
575	Motorola Solutions, Inc.	287,327
	Consumer Staples Distribution & Retail — 5.2%
293	Costco Wholesale Corp.	284,761
3,158	Walmart, Inc.	292,115
		576,876
	Electronic Equipment, Instruments & Components — 2.7%
1,825	Plexus Corp. (a)	300,030
	Entertainment — 2.9%
678	Spotify Technology S.A. (a)	323,379
	Ground Transportation — 2.2%
3,365	Uber Technologies, Inc. (a)	242,145
	Health Care Equipment & Supplies — 2.5%
3,086	Boston Scientific Corp. (a)	279,777
	Health Care Providers & Services — 5.2%
3,887	RadNet, Inc. (a)	317,801
1,874	Tenet Healthcare Corp. (a)	267,382
		585,183
	Health Care REITs — 2.5%
2,010	Welltower, Inc.	277,742
	Hotels, Restaurants & Leisure — 4.8%
2,285	Shake Shack, Inc., Class A (a)	305,573
713	Wingstop, Inc.	234,413
		539,986
	Household Products — 4.8%
2,724	Colgate-Palmolive Co.	263,220
1,550	Procter & Gamble (The) Co.	277,853
		541,073
	Insurance — 5.2%
1,384	Allstate (The) Corp.	287,028
16,636	Oscar Health, Inc., Class A (a)	288,302
		575,330
Shares	Description	Value

	Interactive Media & Services — 4.7%
1,572	Alphabet, Inc., Class A	$265,589
453	Meta Platforms, Inc., Class A	260,167
		525,756
	IT Services — 6.0%
1,631	GoDaddy, Inc., Class A (a)	322,237
1,577	Wix.com Ltd. (a)	352,838
		675,075
	Metals & Mining — 2.0%
5,408	Newmont Corp.	226,812
	Professional Services — 2.2%
2,508	Parsons Corp. (a)	240,542
	Semiconductors & Semiconductor Equipment — 8.2%
390	KLA Corp.	252,342
2,436	Micron Technology, Inc.	238,606
293	Monolithic Power Systems, Inc.	166,318
1,855	NVIDIA Corp.	256,454
		913,720
	Software — 18.8%
870	Crowdstrike Holdings, Inc., Class A (a)	300,994
3,225	Fortinet, Inc. (a)	306,537
1,392	Guidewire Software, Inc. (a)	282,423
463	HubSpot, Inc. (a)	333,846
609	Microsoft Corp.	257,887
3,080	Q2 Holdings, Inc. (a)	322,599
893	Salesforce, Inc.	294,681
		2,098,967
	Specialized REITs — 2.2%
1,178	American Tower Corp.	246,202
	Technology Hardware, Storage & Peripherals — 4.9%
1,117	Apple, Inc.	265,097
13,195	Hewlett Packard Enterprise Co.	279,998
		545,095
	Textiles, Apparel & Luxury Goods — 2.7%
1,542	Deckers Outdoor Corp. (a)	302,170

	Total Investments — 100.0%	11,156,763
	(Cost $9,476,155)
	Net Other Assets and Liabilities — 0.0%	4,200
	Net Assets — 100.0%	$11,160,963

(a)	Non-income producing security.

See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 11,156,763	$ 11,156,763	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Statement of Assets and Liabilities
November 30, 2024 (Unaudited)

ASSETS:
Investments, at value	$11,156,763
Cash	7,613
Dividends receivable	4,138
Total Assets	11,168,514

LIABILITIES:
Investment advisory fees payable	7,551
Total Liabilities	7,551
NET ASSETS	$11,160,963

NET ASSETS consist of:
Paid-in capital	$9,768,555
Par value	4,500
Accumulated distributable earnings (loss)	1,387,908
NET ASSETS	$11,160,963
NET ASSET VALUE, per share	$24.80
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	450,002
Investments, at cost	$9,476,155
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Statement of Operations
For the Six Months Ended November 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$30,540
Total investment income	30,540

EXPENSES:
Investment advisory fees	43,126
Total expenses	43,126
NET INVESTMENT INCOME (LOSS)	(12,586)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(186,588)
Net change in unrealized appreciation (depreciation) on investments	1,742,267
NET REALIZED AND UNREALIZED GAIN (LOSS)	1,555,679
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,543,093
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Statements of Changes in Net Assets

	Six Months Ended 11/30/2024 (Unaudited)	Period Ended 5/31/2024 (a)
OPERATIONS:
Net investment income (loss)	$(12,586)	$(8,117)
Net realized gain (loss)	(186,588)	133,718
Net change in unrealized appreciation (depreciation)	1,742,267	(61,659)
Net increase (decrease) in net assets resulting from operations	1,543,093	63,942

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,094,829	10,652,261
Cost of shares redeemed	—	(2,193,162)
Net increase (decrease) in net assets resulting from shareholder transactions	1,094,829	8,459,099
Total increase (decrease) in net assets	2,637,922	8,523,041

NET ASSETS:
Beginning of period	8,523,041	—
End of period	$11,160,963	$8,523,041

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	400,002	—
Shares sold	50,000	500,002
Shares redeemed	—	(100,000)
Shares outstanding, end of period	450,002	400,002

(a)	Inception date is January 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Raymond James Multicap Growth Equity ETF (RJMG)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 11/30/2024 (Unaudited)	Period Ended 5/31/2024 (a)

Net asset value, beginning of period	$21.31	$19.96
Income from investment operations:
Net investment income (loss) (b)	(0.03)	(0.03)
Net realized and unrealized gain (loss)	3.52	1.38
Total from investment operations	3.49	1.35
Net asset value, end of period	$24.80	$21.31
Total return (c)	16.38%	6.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$11,161	$8,523
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.25)% (d)	(0.37)% (d)
Portfolio turnover rate (e)	79%	34%

(a)	Inception date is January 17, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2024 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the FT Raymond James Multicap Growth Equity ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “RJMG” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The Fund seeks to provide long-term capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of growth companies, as identified by the Fund’s sub-advisor, Raymond James & Associates, Inc. (“Raymond James” or the “Sub-Advisor”). There can be no assurances that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2024 (Unaudited)
reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of November 30, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2024 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid during the fiscal period ended May 31, 2024.
As of May 31, 2024, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(72,904)
Net unrealized appreciation (depreciation)	(82,281)
D. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended 2024 remains open to federal and state audit. As of November 30, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At May 31, 2024, for federal income tax purposes, the Fund had $72,904 of non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to the Fund’s shareholders.
As of November 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$9,476,155	$2,101,863	$(421,255)	$1,680,608
E. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s portfolio based on recommendations provided by the Sub-Advisor and is responsible for the Fund’s expenses, including the

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2024 (Unaudited)
cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion up to and including $15 billion	0.76500%
Fund net assets greater than $15 billion	0.72250%
The Trust, on behalf of the Fund, and First Trust have retained Raymond James to serve as non-discretionary investment sub-advisor pursuant to a sub-advisory agreement (the “Sub-Advisory Agreement”). In this capacity, Raymond James is responsible for providing recommendations to First Trust regarding the selection and allocation of the securities in the Fund’s portfolio. Pursuant to the Sub-Advisory Agreement, the Advisor has agreed to pay for the services and facilities provided by the Sub-Advisor through sub-advisory fees. The Sub-Advisor receives a sub-advisory fee equal to an annual rate of 0.30% of the Fund’s average daily net assets. The Sub-Advisor’s fees are paid by the Advisor out of the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNY is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for the Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended November 30, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $7,963,817 and $7,975,444, respectively.
For the six months ended November 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $1,093,428 and $0, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market.

Notes to Financial Statements (Continued)
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2024 (Unaudited)
The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 12, 2026.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
FT Raymond James Multicap Growth Equity ETF (RJMG)
November 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Fund’s accountants during the six months ended November 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of the Fund during the six months ended November 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of the Fund are compensated through the unitary management fee paid by the Fund to the advisor and not directly by the Fund. The investment advisory fee paid is included in the Statement of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable.

Semi-Annual Financial Statements and Other Information
For the Period Ended November 30, 2024

First Trust Exchange-Traded Fund VIII

FT Vest U.S. Equity Max Buffer ETF - March (MARM)
FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
FT Vest U.S. Equity Max Buffer ETF - July (JULM)
FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
FT Vest Emerging Markets Buffer ETF - September (TSEP)
FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)

Table of Contents
First Trust Exchange-Traded Fund VIII
Semi-Annual Financial Statements and Other Information
November 30, 2024
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VIII (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

FT Vest U.S. Equity Max Buffer ETF - March (MARM)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
893,962	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$893,962
	(Cost $893,962)
	Total Investments — 0.5%	893,962
	(Cost $893,962)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 108.4%
	Call Options Purchased — 107.9%
3,024	SPDR® S&P 500® ETF Trust	$182,211,120	$5.19	03/21/25	180,108,956
	(Cost $154,718,002)
	Put Options Purchased — 0.5%
3,024	SPDR® S&P 500® ETF Trust	182,211,120	518.81	03/21/25	842,305
	(Cost $7,693,828)
	Total Purchased Options				180,951,261
	(Cost $162,411,830)
WRITTEN OPTIONS — (8.8)%
	Call Options Written — (8.8)%
(3,024)	SPDR® S&P 500® ETF Trust	(182,211,120)	566.70	03/21/25	(14,714,088)
	(Premiums received $4,295,244)
	Net Other Assets and Liabilities — (0.1)%				(115,205)
	Net Assets — 100.0%				$167,015,930

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$893,962	$893,962	$—	$—
Purchased Options	180,951,261	—	180,951,261	—
Total	$181,845,223	$893,962	$180,951,261	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,714,088)	$—	$(14,714,088)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.4%
	Call Options Purchased — 101.3%
1,547	Invesco S&P 500® Equal Weight ETF	$29,024,814	$1.66	06/20/25	$28,593,278
	(Cost $25,643,281)
	Put Options Purchased — 1.1%
1,547	Invesco S&P 500® Equal Weight ETF	29,024,814	165.59	06/20/25	315,557
	(Cost $1,033,150)
	Total Purchased Options				28,908,835
	(Cost $26,676,431)
WRITTEN OPTIONS — (3.1)%
	Call Options Written — (2.5)%
(1,547)	Invesco S&P 500® Equal Weight ETF	(29,024,814)	197.10	06/20/25	(704,875)
	(Premiums received $236,566)
	Put Options Written — (0.6)%
(1,547)	Invesco S&P 500® Equal Weight ETF	(29,024,814)	149.03	06/20/25	(177,131)
	(Premiums received $402,273)
	Total Written Options				(882,006)
	(Premiums received $638,839)
	Net Other Assets and Liabilities — 0.7%				208,463
	Net Assets — 100.0%				$28,235,292

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$28,908,835	$—	$28,908,835	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(882,006)	$—	$(882,006)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.0%
	Call Options Purchased — 104.6%
1,624	SPDR® S&P 500® ETF Trust	$97,854,120	$5.43	06/20/25	$96,571,566
	(Cost $87,638,228)
	Put Options Purchased — 1.4%
1,624	SPDR® S&P 500® ETF Trust	97,854,120	544.49	06/20/25	1,304,121
	(Cost $3,665,556)
	Total Purchased Options				97,875,687
	(Cost $91,303,784)
WRITTEN OPTIONS — (6.6)%
	Call Options Written — (6.6)%
(1,624)	SPDR® S&P 500® ETF Trust	(97,854,120)	593.95	06/20/25	(6,118,583)
	(Premiums received $2,917,317)
	Net Other Assets and Liabilities — 0.6%				593,280
	Net Assets — 100.0%				$92,350,384

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$97,875,687	$—	$97,875,687	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,118,583)	$—	$(6,118,583)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - July (JULM)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.5%
	Call Options Purchased — 105.9%
350	SPDR® S&P 500® ETF Trust	$21,089,250	$5.39	07/18/25	$20,818,228
	(Cost $18,814,483)
	Put Options Purchased — 1.6%
350	SPDR® S&P 500® ETF Trust	21,089,250	541.21	07/18/25	305,102
	(Cost $854,668)
	Total Purchased Options				21,123,330
	(Cost $19,669,151)
WRITTEN OPTIONS — (8.2)%
	Call Options Written — (8.2)%
(350)	SPDR® S&P 500® ETF Trust	(21,089,250)	586.96	07/18/25	(1,615,506)
	(Premiums received $715,077)
	Net Other Assets and Liabilities — 0.7%				144,289
	Net Assets — 100.0%				$19,652,113

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$21,123,330	$—	$21,123,330	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,615,506)	$—	$(1,615,506)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.4%
	Call Options Purchased — 104.4%
574	SPDR® S&P 500® ETF Trust	$34,586,370	$5.52	08/15/25	$34,147,117
	(Cost $31,675,104)
	Put Options Purchased — 2.0%
574	SPDR® S&P 500® ETF Trust	34,586,370	554.29	08/15/25	654,285
	(Cost $1,420,656)
	Total Purchased Options				34,801,402
	(Cost $33,095,760)
WRITTEN OPTIONS — (7.2)%
	Call Options Written — (7.2)%
(574)	SPDR® S&P 500® ETF Trust	(34,586,370)	598.77	08/15/25	(2,349,807)
	(Premiums received $1,281,308)
	Net Other Assets and Liabilities — 0.8%				260,594
	Net Assets — 100.0%				$32,712,189

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$34,801,402	$—	$34,801,402	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,349,807)	$—	$(2,349,807)	$—
See Notes to Financial Statements

FT Vest Emerging Markets Buffer ETF - September (TSEP)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 103.5%
	Call Options Purchased — 97.5%
458	iShares MSCI Emerging Markets ETF	$1,981,308	$0.44	09/19/25	$1,906,173
	(Cost $1,962,552)
	Put Options Purchased — 6.0%
458	iShares MSCI Emerging Markets ETF	1,981,308	43.69	09/19/25	116,245
	(Cost $124,598)
	Total Purchased Options				2,022,418
	(Cost $2,087,150)
WRITTEN OPTIONS — (4.6)%
	Call Options Written — (2.0)%
(458)	iShares MSCI Emerging Markets ETF	(1,981,308)	50.79	09/19/25	(38,605)
	(Premiums received $37,991)
	Put Options Written — (2.6)%
(458)	iShares MSCI Emerging Markets ETF	(1,981,308)	39.32	09/19/25	(51,676)
	(Premiums received $54,708)
	Total Written Options				(90,281)
	(Premiums received $92,699)
	Net Other Assets and Liabilities — 1.1%				22,174
	Net Assets — 100.0%				$1,954,311

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$2,022,418	$—	$2,022,418	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(90,281)	$—	$(90,281)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.6%
	Call Options Purchased — 100.1%
1,120	Invesco S&P 500® Equal Weight ETF	$21,013,440	$1.77	09/19/25	$20,603,878
	(Cost $19,902,733)
	Put Options Purchased — 2.5%
1,120	Invesco S&P 500® Equal Weight ETF	21,013,440	177.44	09/19/25	520,554
	(Cost $831,878)
	Total Purchased Options				21,124,432
	(Cost $20,734,611)
WRITTEN OPTIONS — (3.6)%
	Call Options Written — (2.3)%
(1,120)	Invesco S&P 500® Equal Weight ETF	(21,013,440)	203.54	09/19/25	(476,246)
	(Premiums received $313,650)
	Put Options Written — (1.3)%
(1,120)	Invesco S&P 500® Equal Weight ETF	(21,013,440)	159.70	09/19/25	(266,661)
	(Premiums received $365,057)
	Total Written Options				(742,907)
	(Premiums received $678,707)
	Net Other Assets and Liabilities — 1.0%				200,279
	Net Assets — 100.0%				$20,581,804

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$21,124,432	$—	$21,124,432	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(742,907)	$—	$(742,907)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - September (SEPM)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 105.8%
	Call Options Purchased — 103.2%
546	SPDR® S&P 500® ETF Trust	$32,899,230	$5.66	09/19/25	$32,412,329
	(Cost $30,856,115)
	Put Options Purchased — 2.6%
546	SPDR® S&P 500® ETF Trust	32,899,230	568.23	09/19/25	822,058
	(Cost $1,450,041)
	Total Purchased Options				33,234,387
	(Cost $32,306,156)
WRITTEN OPTIONS — (6.7)%
	Call Options Written — (6.5)%
(546)	SPDR® S&P 500® ETF Trust	(32,899,230)	608.03	09/19/25	(2,053,959)
	(Premiums received $1,350,938)
	Put Options Written — (0.2)%
(546)	SPDR® S&P 500® ETF Trust	(32,899,230)	284.24	09/19/25	(46,831)
	(Premiums received $83,724)
	Total Written Options				(2,100,790)
	(Premiums received $1,434,662)
	Net Other Assets and Liabilities — 0.9%				279,228
	Net Assets — 100.0%				$31,412,825

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$33,234,387	$—	$33,234,387	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,100,790)	$—	$(2,100,790)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.1%
	Call Options Purchased — 100.8%
559	SPDR® S&P 500® ETF Trust	$33,682,545	$5.83	10/17/25	$33,200,670
	(Cost $32,139,634)
	Put Options Purchased — 3.3%
559	SPDR® S&P 500® ETF Trust	33,682,545	584.57	10/17/25	1,072,894
	(Cost $1,503,002)
	Total Purchased Options				34,273,564
	(Cost $33,642,636)
WRITTEN OPTIONS — (5.1)%
	Call Options Written — (5.1)%
(559)	SPDR® S&P 500® ETF Trust	(33,682,545)	625.80	10/17/25	(1,664,987)
	(Premiums received $1,303,636)
	Net Other Assets and Liabilities — 1.0%				318,736
	Net Assets — 100.0%				$32,927,313

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$34,273,564	$—	$34,273,564	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,664,987)	$—	$(1,664,987)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 107.6%
	Call Options Purchased — 107.6%
130	SPDR® S&P 500® ETF Trust	$7,833,150	$11.69	10/17/25	$7,647,960
165	SPDR® S&P 500® ETF Trust	9,942,075	596.28	10/17/25	807,239
	Total Purchased Options				8,455,199
	(Cost $8,100,516)
WRITTEN OPTIONS — (9.5)%
	Call Options Written — (9.5)%
(130)	SPDR® S&P 500® ETF Trust	(7,833,150)	584.59	10/17/25	(746,846)
	(Premiums received $622,117)
	Net Other Assets and Liabilities — 1.9%				150,863
	Net Assets — 100.0%				$7,859,216

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$8,455,199	$—	$8,455,199	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(746,846)	$—	$(746,846)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - November (NOVM)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.3%
	Call Options Purchased — 100.7%
221	SPDR® S&P 500® ETF Trust	$13,316,355	$5.84	11/21/25	$13,096,460
	(Cost $12,874,567)
	Put Options Purchased — 3.6%
221	SPDR® S&P 500® ETF Trust	13,316,355	585.73	11/21/25	473,161
	(Cost $551,776)
	Total Purchased Options				13,569,621
	(Cost $13,426,343)
WRITTEN OPTIONS — (5.3)%
	Call Options Written — (5.3)%
(221)	SPDR® S&P 500® ETF Trust	(13,316,355)	629.68	11/21/25	(695,708)
	(Premiums received $599,020)
	Net Other Assets and Liabilities — 1.0%				136,303
	Net Assets — 100.0%				$13,010,216

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$13,569,621	$—	$13,569,621	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(695,708)	$—	$(695,708)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.3%
	Call Options Purchased — 99.9%
312	SPDR® S&P 500® ETF Trust	$18,799,560	$5.85	01/17/25	$18,586,676
	(Cost $17,877,770)
	Put Options Purchased — 0.4%
312	SPDR® S&P 500® ETF Trust	18,799,560	569.98	01/17/25	76,980
	(Cost $325,197)
	Total Purchased Options				18,663,656
	(Cost $18,202,967)
WRITTEN OPTIONS — (1.2)%
	Call Options Written — (1.1)%
(312)	SPDR® S&P 500® ETF Trust	(18,799,560)	611.13	01/17/25	(198,679)
	(Premiums received $127,356)
	Put Options Written — (0.1)%
(312)	SPDR® S&P 500® ETF Trust	(18,799,560)	496.90	01/17/25	(18,960)
	(Premiums received $71,080)
	Total Written Options				(217,639)
	(Premiums received $198,436)
	Net Other Assets and Liabilities — 0.9%				173,222
	Net Assets — 100.0%				$18,619,239

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$18,663,656	$—	$18,663,656	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(217,639)	$—	$(217,639)	$—
See Notes to Financial Statements

FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.5%
	Call Options Purchased — 100.4%
26	SPDR® S&P 500® ETF Trust	$1,566,630	$5.86	02/21/25	$1,549,777
	(Cost $1,502,425)
	Put Options Purchased — 1.1%
26	SPDR® S&P 500® ETF Trust	1,566,630	585.75	02/21/25	17,696
	(Cost $34,620)
	Total Purchased Options				1,567,473
	(Cost $1,537,045)
WRITTEN OPTIONS — (2.5)%
	Call Options Written — (2.1)%
(26)	SPDR® S&P 500® ETF Trust	(1,566,630)	610.06	02/21/25	(32,095)
	(Premiums received $15,949)
	Put Options Written — (0.4)%
(26)	SPDR® S&P 500® ETF Trust	(1,566,630)	541.82	02/21/25	(6,823)
	(Premiums received $13,818)
	Total Written Options				(38,918)
	(Premiums received $29,767)
	Net Other Assets and Liabilities — 1.0%				15,378
	Net Assets — 100.0%				$1,543,933

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$1,567,473	$—	$1,567,473	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(38,918)	$—	$(38,918)	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities
November 30, 2024 (Unaudited)

	FT Vest U.S. Equity Max Buffer ETF - March (MARM)	FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)	FT Vest U.S. Equity Max Buffer ETF - June (JUNM)	FT Vest U.S. Equity Max Buffer ETF - July (JULM)
ASSETS:
Investments, at value	$893,962	$—	$—	$—
Options contracts purchased, at value	180,951,261	28,908,835	97,875,687	21,123,330
Cash	—	226,268	667,111	158,310
Due from broker	—	1,810	—	—
Receivables:
Dividends	3,532	—	—	—
Investment securities sold	—	—	—	—
Capital shares sold	—	—	—	—
Total Assets	181,848,755	29,136,913	98,542,798	21,281,640

LIABILITIES:
Options contracts written, at value	14,714,088	882,006	6,118,583	1,615,506
Due to broker	902	—	8,053	—
Payables:
Investment advisory fees	117,835	19,615	65,778	14,021
Investment securities purchased	—	—	—	—
Total Liabilities	14,832,825	901,621	6,192,414	1,629,527
NET ASSETS	$167,015,930	$28,235,292	$92,350,384	$19,652,113

NET ASSETS consist of:
Paid-in capital	$154,254,211	$25,939,739	$88,477,513	$18,973,695
Par value	54,000	8,500	29,000	6,250
Accumulated distributable earnings (loss)	12,707,719	2,287,053	3,843,871	672,168
NET ASSETS	$167,015,930	$28,235,292	$92,350,384	$19,652,113
NET ASSET VALUE, per share	$30.93	$33.22	$31.84	$31.44
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	5,400,002	850,002	2,900,002	625,002
Investments, at cost	$893,962	$—	$—	$—
Premiums paid on options contracts purchased	$162,411,830	$26,676,431	$91,303,784	$19,669,151
Premiums received on options contracts written	$4,295,244	$638,839	$2,917,317	$715,077
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - August (AUGM)	FT Vest Emerging Markets Buffer ETF - September (TSEP)	FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)	FT Vest U.S. Equity Max Buffer ETF - September (SEPM)	FT Vest U.S. Equity Max Buffer ETF - October (OCTM)	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)

$—	$—	$—	$—	$—	$—
34,801,402	2,022,418	21,124,432	33,234,387	34,273,564	8,455,199
283,418	23,725	212,348	301,952	336,851	153,668
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
35,084,820	2,046,143	21,336,780	33,536,339	34,610,415	8,608,867

2,349,807	90,281	742,907	2,100,790	1,664,987	746,846
314	1	—	1	—	—

22,510	1,550	12,069	22,723	18,115	2,805
—	—	—	—	—	—
2,372,631	91,832	754,976	2,123,514	1,683,102	749,651
$32,712,189	$1,954,311	$20,581,804	$31,412,825	$32,927,313	$7,859,216

$32,065,785	$2,018,579	$20,119,906	$31,012,997	$32,666,869	$7,629,954
10,250	1,000	10,000	10,500	10,750	2,500
636,154	(65,268)	451,898	389,328	249,694	226,762
$32,712,189	$1,954,311	$20,581,804	$31,412,825	$32,927,313	$7,859,216
$31.91	$19.54	$20.58	$29.92	$30.63	$31.44
1,025,002	100,002	1,000,002	1,050,002	1,075,002	250,002
$—	$—	$—	$—	$—	$—
$33,095,760	$2,087,150	$20,734,611	$32,306,156	$33,642,636	$8,100,516
$1,281,308	$92,699	$678,707	$1,434,662	$1,303,636	$622,117
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Assets and Liabilities (Continued)
November 30, 2024 (Unaudited)

	FT Vest U.S. Equity Max Buffer ETF - November (NOVM)	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
ASSETS:
Investments, at value	$—	$—	$—
Options contracts purchased, at value	13,569,621	18,663,656	1,567,473
Cash	122,601	183,434	15,894
Due from broker	321	—	—
Receivables:
Dividends	—	—	—
Investment securities sold	81,806	—	—
Capital shares sold	1,530,660	—	—
Total Assets	15,305,009	18,847,090	1,583,367

LIABILITIES:
Options contracts written, at value	695,708	217,639	38,918
Due to broker	—	—	52
Payables:
Investment advisory fees	2,579	10,212	464
Investment securities purchased	1,596,506	—	—
Total Liabilities	2,294,793	227,851	39,434
NET ASSETS	$13,010,216	$18,619,239	$1,543,933

NET ASSETS consist of:
Paid-in capital	$12,961,634	$18,182,351	$1,522,620
Par value	4,250	6,000	500
Accumulated distributable earnings (loss)	44,332	430,888	20,813
NET ASSETS	$13,010,216	$18,619,239	$1,543,933
NET ASSET VALUE, per share	$30.61	$31.03	$30.88
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	425,002	600,002	50,002
Investments, at cost	$—	$—	$—
Premiums paid on options contracts purchased	$13,426,343	$18,202,967	$1,537,045
Premiums received on options contracts written	$599,020	$198,436	$29,767
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Operations
For the Period Ended November 30, 2024 (Unaudited)

	FT Vest U.S. Equity Max Buffer ETF - March (MARM)	FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN) (a)	FT Vest U.S. Equity Max Buffer ETF - June (JUNM) (a)	FT Vest U.S. Equity Max Buffer ETF - July (JULM) (b)
INVESTMENT INCOME:
Dividends	$36,453	$1,621	$(15,725)	$—
Total investment income	36,453	1,621	(15,725)	—

EXPENSES:
Investment advisory fees	844,093	87,423	326,469	55,636
Total expenses	844,093	87,423	326,469	55,636
NET INVESTMENT INCOME (LOSS)	(807,640)	(85,802)	(342,194)	(55,636)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	15,918	—	—	—
Written options contracts	1,344	—	—	—
In-kind redemptions - Purchased options contracts	7,092,369	334,673	854,006	212,056
In-kind redemptions - Written options contracts	(1,636,883)	48,945	(38,578)	(38,002)
Net realized gain (loss)	5,472,748	383,618	815,428	174,054
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	16,431,912	2,232,404	6,571,903	1,454,179
Written options contracts	(10,637,134)	(243,167)	(3,201,266)	(900,429)
Net change in unrealized appreciation (depreciation)	5,794,778	1,989,237	3,370,637	553,750
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,267,526	2,372,855	4,186,065	727,804
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,459,886	$2,287,053	$3,843,871	$672,168

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is July 24, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - August (AUGM) (c)	FT Vest Emerging Markets Buffer ETF - September (TSEP) (d)	FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE) (d)	FT Vest U.S. Equity Max Buffer ETF - September (SEPM) (d)	FT Vest U.S. Equity Max Buffer ETF - October (OCTM) (e)	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC) (e)

$(316)	$—	$—	$—	$—	$—
(316)	—	—	—	—	—

63,630	2,954	20,316	45,023	19,883	3,192
63,630	2,954	20,316	45,023	19,883	3,192
(63,946)	(2,954)	(20,316)	(45,023)	(19,883)	(3,192)

—	—	—	—	—	—
—	—	—	—	—	—
72,317	—	117,505	239,913	—	—
(9,360)	—	29,088	(67,665)	—	—
62,957	—	146,593	172,248	—	—

1,705,642	(64,732)	389,821	928,231	630,928	354,683
(1,068,499)	2,418	(64,200)	(666,128)	(361,351)	(124,729)
637,143	(62,314)	325,621	262,103	269,577	229,954
700,100	(62,314)	472,214	434,351	269,577	229,954
$636,154	$(65,268)	$451,898	$389,328	$249,694	$226,762
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Operations (Continued)
For the Period Ended November 30, 2024 (Unaudited)

	FT Vest U.S. Equity Max Buffer ETF - November (NOVM) (f)	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG) (e)	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG) (f)
INVESTMENT INCOME:
Dividends	$321	$—	$—
Total investment income	321	—	—

EXPENSES:
Investment advisory fees	2,579	10,598	464
Total expenses	2,579	10,598	464
NET INVESTMENT INCOME (LOSS)	(2,258)	(10,598)	(464)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Purchased options contracts	—	—	—
Written options contracts	—	—	—
In-kind redemptions - Purchased options contracts	—	—	—
In-kind redemptions - Written options contracts	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	143,278	460,689	30,428
Written options contracts	(96,688)	(19,203)	(9,151)
Net change in unrealized appreciation (depreciation)	46,590	441,486	21,277
NET REALIZED AND UNREALIZED GAIN (LOSS)	46,590	441,486	21,277
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44,332	$430,888	$20,813

(e)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

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First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets

	FT Vest U.S. Equity Max Buffer ETF - March (MARM)		FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)	FT Vest U.S. Equity Max Buffer ETF - June (JUNM)
	Six Months Ended 11/30/2024 (Unaudited)	Period Ended 5/31/2024 (a)	Period Ended 11/30/2024 (b)	Period Ended 11/30/2024 (b)
OPERATIONS:
Net investment income (loss)	$(807,640)	$(178,161)	$(85,802)	$(342,194)
Net realized gain (loss)	5,472,748	100,016	383,618	815,428
Net change in unrealized appreciation (depreciation)	5,794,778	2,325,809	1,989,237	3,370,637
Net increase (decrease) in net assets resulting from operations	10,459,886	2,247,664	2,287,053	3,843,871

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	26,598,937	199,455,651	29,183,916	99,520,798
Cost of shares redeemed	(69,566,545)	(2,179,663)	(3,235,677)	(11,014,285)
Net increase (decrease) in net assets resulting from shareholder transactions	(42,967,608)	197,275,988	25,948,239	88,506,513
Total increase (decrease) in net assets	(32,507,722)	199,523,652	28,235,292	92,350,384

NET ASSETS:
Beginning of period	199,523,652	—	—	—
End of period	$167,015,930	$199,523,652	$28,235,292	$92,350,384

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,800,002	—	—	—
Shares sold	900,000	6,875,002	950,002	3,250,002
Shares redeemed	(2,300,000)	(75,000)	(100,000)	(350,000)
Shares outstanding, end of period	5,400,002	6,800,002	850,002	2,900,002

(a)	Inception date is March 26, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(c)	Inception date is July 24, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(d)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(e)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(f)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

FT Vest U.S. Equity Max Buffer ETF - July (JULM)	FT Vest U.S. Equity Max Buffer ETF - August (AUGM)	FT Vest Emerging Markets Buffer ETF - September (TSEP)	FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)	FT Vest U.S. Equity Max Buffer ETF - September (SEPM)	FT Vest U.S. Equity Max Buffer ETF - October (OCTM)
Period Ended 11/30/2024 (c)	Period Ended 11/30/2024 (d)	Period Ended 11/30/2024 (e)	Period Ended 11/30/2024 (e)	Period Ended 11/30/2024 (e)	Period Ended 11/30/2024 (f)

$(55,636)	$(63,946)	$(2,954)	$(20,316)	$(45,023)	$(19,883)
174,054	62,957	—	146,593	172,248	—
553,750	637,143	(62,314)	325,621	262,103	269,577
672,168	636,154	(65,268)	451,898	389,328	249,694

21,318,313	33,654,961	2,019,579	23,166,362	36,241,130	32,677,619
(2,338,368)	(1,578,926)	—	(3,036,456)	(5,217,633)	—
18,979,945	32,076,035	2,019,579	20,129,906	31,023,497	32,677,619
19,652,113	32,712,189	1,954,311	20,581,804	31,412,825	32,927,313

—	—	—	—	—	—
$19,652,113	$32,712,189	$1,954,311	$20,581,804	$31,412,825	$32,927,313

—	—	—	—	—	—
700,002	1,075,002	100,002	1,150,002	1,225,002	1,075,002
(75,000)	(50,000)	—	(150,000)	(175,000)	—
625,002	1,025,002	100,002	1,000,002	1,050,002	1,075,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Statements of Changes in Net Assets (Continued)

	FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)	FT Vest U.S. Equity Max Buffer ETF - November (NOVM)	FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)	FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)
	Period Ended 11/30/2024 (f)	Period Ended 11/30/2024 (g)	Period Ended 11/30/2024 (f)	Period Ended 11/30/2024 (g)
OPERATIONS:
Net investment income (loss)	$(3,192)	$(2,258)	$(10,598)	$(464)
Net realized gain (loss)	—	—	—	—
Net change in unrealized appreciation (depreciation)	229,954	46,590	441,486	21,277
Net increase (decrease) in net assets resulting from operations	226,762	44,332	430,888	20,813

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	7,632,454	12,965,884	18,188,351	1,523,120
Cost of shares redeemed	—	—	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	7,632,454	12,965,884	18,188,351	1,523,120
Total increase (decrease) in net assets	7,859,216	13,010,216	18,619,239	1,543,933

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$7,859,216	$13,010,216	$18,619,239	$1,543,933

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	—	—	—
Shares sold	250,002	425,002	600,002	50,002
Shares redeemed	—	—	—	—
Shares outstanding, end of period	250,002	425,002	600,002	50,002

(f)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(g)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights
For a share outstanding throughout each period
FT Vest U.S. Equity Max Buffer ETF - March (MARM)

	Six Months Ended 11/30/2024 (Unaudited)	Period Ended 5/31/2024 (a)

Net asset value, beginning of period	$29.34	$29.05
Income from investment operations:
Net investment income (loss) (b)	(0.12)	(0.04)
Net realized and unrealized gain (loss)	1.71	0.33
Total from investment operations	1.59	0.29
Net asset value, end of period	$30.93	$29.34
Total return (c)	5.42%	1.00%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$167,016	$199,524
Ratio of total expenses to average net assets	0.85% (d)	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.81)% (d)	(0.82)% (d)
Portfolio turnover rate (e)	0%	0%

(a)	Inception date is March 26, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Equal Weight Buffer ETF - June (RSJN)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.14
Income from investment operations:
Net investment income (loss) (b)	(0.12)
Net realized and unrealized gain (loss)	3.20
Total from investment operations	3.08
Net asset value, end of period	$33.22
Total return (c)	10.22%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$28,235
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.83)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - June (JUNM)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.49
Income from investment operations:
Net investment income (loss) (b)	(0.12)
Net realized and unrealized gain (loss)	1.47
Total from investment operations	1.35
Net asset value, end of period	$31.84
Total return (c)	4.43%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$92,350
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.89)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is June 21, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - July (JULM)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.31
Income from investment operations:
Net investment income (loss) (b)	(0.09)
Net realized and unrealized gain (loss)	1.22
Total from investment operations	1.13
Net asset value, end of period	$31.44
Total return (c)	3.73%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$19,652
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is July 24, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - August (AUGM)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$31.04
Income from investment operations:
Net investment income (loss) (b)	(0.08)
Net realized and unrealized gain (loss)	0.95
Total from investment operations	0.87
Net asset value, end of period	$31.91
Total return (c)	2.80%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,712
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is August 16, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest Emerging Markets Buffer ETF - September (TSEP)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$20.01
Income from investment operations:
Net investment income (loss) (b)	(0.04)
Net realized and unrealized gain (loss)	(0.43)
Total from investment operations	(0.47)
Net asset value, end of period	$19.54
Total return (c)	(2.35)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,954
Ratio of total expenses to average net assets	0.95% (d)
Ratio of net investment income (loss) to average net assets	(0.95)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Equal Weight Buffer ETF - September (RSSE)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$19.87
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	0.74
Total from investment operations	0.71
Net asset value, end of period	$20.58
Total return (c)	3.57%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,582
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - September (SEPM)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$29.55
Income from investment operations:
Net investment income (loss) (b)	(0.05)
Net realized and unrealized gain (loss)	0.42
Total from investment operations	0.37
Net asset value, end of period	$29.92
Total return (c)	1.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$31,413
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is September 20, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - October (OCTM)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	0.26
Total from investment operations	0.23
Net asset value, end of period	$30.63
Total return (c)	0.76%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$32,927
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Uncapped Accelerator ETF - October (UXOC)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	1.07
Total from investment operations	1.04
Net asset value, end of period	$31.44
Total return (c)	3.42%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$7,859
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Max Buffer ETF - November (NOVM)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.46
Income from investment operations:
Net investment income (loss) (b)	(0.01)
Net realized and unrealized gain (loss)	0.16
Total from investment operations	0.15
Net asset value, end of period	$30.61
Total return (c)	0.49%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,010
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.74)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (DHDG)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.40
Income from investment operations:
Net investment income (loss) (b)	(0.03)
Net realized and unrealized gain (loss)	0.66
Total from investment operations	0.63
Net asset value, end of period	$31.03
Total return (c)	2.07%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,619
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is October 18, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VIII
Financial Highlights (Continued)
For a share outstanding throughout the period
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (FHDG)

Period Ended 11/30/2024 (a) (Unaudited)

Net asset value, beginning of period	$30.46
Income from investment operations:
Net investment income (loss) (b)	(0.01)
Net realized and unrealized gain (loss)	0.43
Total from investment operations	0.42
Net asset value, end of period	$30.88
Total return (c)	1.38%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,544
Ratio of total expenses to average net assets	0.85% (d)
Ratio of net investment income (loss) to average net assets	(0.85)% (d)
Portfolio turnover rate (e)	0%

(a)	Inception date is November 15, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions, derivatives and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VIII (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the thirteen funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below:

FT Vest U.S. Equity Max Buffer ETF - March – (Cboe BZX Exchange, Inc. (“Cboe”) ticker “MARM”)
FT Vest U.S. Equity Equal Weight Buffer ETF - June – (NYSE Arca, Inc. (“NYSE Arca”) ticker “RSJN”)(1)
FT Vest U.S. Equity Max Buffer ETF - June – (Cboe ticker “JUNM”)(1)
FT Vest U.S. Equity Max Buffer ETF - July – (Cboe ticker “JULM”)(2)
FT Vest U.S. Equity Max Buffer ETF - August – (Cboe ticker “AUGM”)(3)
FT Vest Emerging Markets Buffer ETF - September – (Cboe ticker “TSEP”)(4)
FT Vest U.S. Equity Equal Weight Buffer ETF - September – (NYSE Arca ticker “RSSE”)(4)
FT Vest U.S. Equity Max Buffer ETF - September – (Cboe ticker “SEPM”)(4)
FT Vest U.S. Equity Max Buffer ETF - October – (Cboe ticker “OCTM”)(5)
FT Vest U.S. Equity Uncapped Accelerator ETF - October – (Cboe ticker “UXOC”)(5)
FT Vest U.S. Equity Max Buffer ETF - November – (Cboe ticker “NOVM”)(6)
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF – (Cboe ticker “DHDG”)(5)
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF – (Cboe ticker “FHDG”)(6)

(1)	Commenced investment operations on June 21, 2024.
(2)	Commenced investment operations on July 24, 2024.
(3)	Commenced investment operations on August 16, 2024.
(4)	Commenced investment operations on September 20, 2024.
(5)	Commenced investment operations on October 18, 2024.
(6)	Commenced investment operations on November 15, 2024.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund (“ETF”).
The investment objective of MARM is to seek to provide investors with returns (before fees and expenses) that match the price return of the SPDR® S&P 500® ETF Trust (the “Underlying SPDR ETF”), up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over an approximate period of one year (the “Target Outcome Period”). Over the Target Outcome Period from March 27, 2024 through March 21, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 9.23%. When the Fund’s fees and expenses are taken into account, the cap is 8.39% and the buffer is 99.16%.
The investment objective of RSJN is to seek to provide investors with returns (before fees and expenses) that match the price return of the Invesco S&P 500® Equal Weight ETF (the “Underlying Invesco ETF”), up to a predetermined upside cap of 19.03% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the Target Outcome Period from June 24, 2024 through June 20, 2025.
The investment objective of JUNM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from June 24, 2024 through June 20, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 9.08%. When the Fund’s fees and expenses are taken into account, the cap is 8.23% and the buffer is 99.15%.
The investment objective of JULM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from July 25,

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
2024 through July 18, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 8.45%. When the Fund’s fees and expenses are taken into account, the cap is 7.61% and the buffer is 99.16%.
The investment objective of AUGM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from August 19, 2024 through August 15, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 8.02%. When the Fund’s fees and expenses are taken into account, the cap is 7.17% and the buffer is 99.15%.
The investment objective of TSEP is to seek to provide investors with returns (before fees and expenses) that match the price return of the iShares MSCI Emerging Markets ETF (the “Underlying MSCI ETF”), up to a predetermined upside cap of 16.25% while providing a buffer (before fees and expenses) against the first 10% of Underlying MSCI ETF losses, over the period from September 23, 2024 through September 19, 2025. When the Fund’s fees and expenses are taken into account, the cap is 15.30% and the buffer is 9.05%.
The investment objective of RSSE is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying Invesco ETF, up to a predetermined upside cap of 14.71% while providing a buffer (before fees and expenses) against the first 10% of Underlying Invesco ETF losses, over the period from September 23, 2024 through September 19, 2025. When the Fund’s fees and expenses are taken into account, the cap is 13.86% and the buffer is 9.15%.
The investment objective of SEPM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from September 23, 2024 through September 19, 2025, the Fund seeks to buffer against 49.98% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.00%. When the Fund’s fees and expenses are taken into account, the cap is 6.15% and the buffer is 49.13%.
The investment objective of OCTM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from October 21, 2024 through October 17, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.05%. When the Fund’s fees and expenses are taken into account, the cap is 6.20% and the buffer is 99.15%.
The investment objective of UXOC is to seek to provide investors with the potential for rates of return (before fees and expenses) that outperform the positive price return of the Underlying SPDR ETF, if the Underlying SPDR ETF experiences at least 2.0% of positive price returns over the period from October 21, 2024 through October 17, 2025.
The investment objective of NOVM is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide the maximum available buffer (before fees and expenses) against Underlying SPDR ETF losses, over the Target Outcome Period. Over the Target Outcome Period from November 18, 2024 through November 21, 2025, the Fund seeks to buffer against 100% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 7.50%. When the Fund’s fees and expenses are taken into account, the cap is 6.64% and the buffer is 99.13%.
The investment objective of DHDG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap of 4.54% while seeking to provide a buffer (before fees and expenses) against Underlying SPDR ETF losses between -2.5% and -15% over the period from October 21, 2024 through January 17, 2025. When the Fund’s fees and expenses are taken into account, the cap is 4.33% and the buffer is between -2.71% and -15.21%.
The investment objective of FHDG is to seek to provide investors with returns (before fees and expenses) that match the price return of the Underlying SPDR ETF, up to a predetermined upside cap while seeking to provide a dynamic buffer of either 5.0% or 7.5% (before fees and expenses) against Underlying SPDR ETF losses over an approximate period of three months (the “Target Outcome Period”). Over the Target Outcome Period from November 18, 2024 through February 21, 2025, the Fund seeks to buffer against the

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
first 7.5% of Underlying SPDR ETF losses and limit gains up to a predetermined upside cap of 4.15%. When the Fund’s fees and expenses are taken into account, the cap is 3.92% and the buffer is 7.27%.
Under normal market conditions, each Fund will invest substantially all of its assets in FLexible EXchange® Options (“FLEX Options”) that reference the price performance of the applicable Underlying ETF.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Exchange-traded options contracts (other than FLEX Option contracts) are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Over-the-counter options contracts are valued as follows, depending on the market in which the instrument trades: (1) the mean of their most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option. FLEX Option contracts are normally valued using a model-based price provided by a third-party pricing vendor. On days when a trade in a FLEX Option contract occurs, the trade price will be used to value such FLEX Option contracts in lieu of the model price.
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of November 30, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Negative dividend amount, if any, represents charges by broker on excess cash held in the account.
C. FLEX Options
FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. FLEX Options are guaranteed for settlement by the Options Clearing Corporation.
Each Fund purchases and sells call and put FLEX Options based on the performance of the Underlying ETF. The FLEX Options that each Fund holds that reference the Underlying ETF will give each Fund the right to receive or deliver shares of the Underlying ETF on the option expiration date at a strike price, depending on whether the option is a put or call option and whether each Fund purchases or sells the option. The FLEX Options held by each Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date. All options held by each Fund at November 30, 2024 are FLEX Options.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid annually, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future. During MARM’s applicable taxable period, no distributions were paid in 2024.
As of May 31, 2024, the components of distributable earnings on a tax basis for MARM were as follows:

	Taxable Year-End	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Max Buffer ETF - March	31-Mar-24	$—	$—	$2,124
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For MARM, the taxable year ended 2024 remains open to federal and state audit. As of November 30, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At MARM’s applicable taxable year end, the Fund had no non-expiring capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current taxable year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. At MARM’s applicable taxable year end, the Fund had no net late year ordinary or capital losses.
As of November 30, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Max Buffer ETF - March	$159,010,548	$25,390,954	$(17,270,367)	$8,120,587
FT Vest U.S. Equity Equal Weight Buffer ETF - June	26,037,592	3,175,139	(1,185,902)	1,989,237
FT Vest U.S. Equity Max Buffer ETF - June	88,386,467	8,933,338	(5,562,701)	3,370,637
FT Vest U.S. Equity Max Buffer ETF - July	18,954,074	2,003,745	(1,449,995)	553,750
FT Vest U.S. Equity Max Buffer ETF - August	31,814,452	2,472,013	(1,834,870)	637,143
FT Vest Emerging Markets Buffer ETF - September	1,994,451	3,032	(65,346)	(62,314)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
FT Vest U.S. Equity Equal Weight Buffer ETF - September	$20,055,904	$799,541	$(473,920)	$325,621
FT Vest U.S. Equity Max Buffer ETF - September	30,871,494	1,593,107	(1,331,004)	262,103
FT Vest U.S. Equity Max Buffer ETF - October	32,339,000	1,061,036	(791,459)	269,577
FT Vest U.S. Equity Uncapped Accelerator ETF - October	7,478,399	354,683	(124,729)	229,954
FT Vest U.S. Equity Max Buffer ETF - November	12,827,323	221,893	(175,303)	46,590
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	18,004,531	761,026	(319,540)	441,486
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	1,507,278	54,347	(33,070)	21,277
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee based on a percentage of each Fund’s average daily net assets. The annual unitary management fee payable by each Fund, with the exception of TSEP, to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
For TSEP, the annual unitary management fee payable by the Fund will be calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.95000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.92625%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.90250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.87875%
Fund net assets greater than $10 billion	0.85500%
First Trust and Vest Financial LLC (“Vest”), an affiliate of First Trust, are responsible for each Fund’s expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.
Vest serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. Pursuant to the Investment Management Agreement, between the Trust, on behalf of the Funds, and the Advisor, and the Investment Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Advisor and Vest, First Trust will supervise Vest and its management of the investment of each Fund’s assets and will pay Vest for its services as the Funds’ sub-advisor a sub-advisory fee equal to 50% of the monthly unitary management fee paid to the Advisor, less Vest’s 50% share of each Fund’s expenses for that month. In the event the Sub-Advisor’s share of the expenses exceeds the amount of the sub-advisory fee in any month, the Sub-Advisor will pay the difference to the Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
described above, the investment sub-advisory fee (which is based on the Advisor’s management fee) paid to Vest will be reduced to reflect the reduction in the Advisor’s management fee.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Committee Chairs, the Audit Committee Vice Chair, the Lead Independent Trustee and the Vice Lead Independent Trustee rotate periodically in serving in such capacities. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended November 30, 2024, the Funds had no purchases or sales of investments, excluding short-term investments and in-kind transactions. Each Fund holds options for a target outcome period based on the expiration date of the options. For securities transactions purposes, the options are considered short-term investments.
For the period ended November 30, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
FT Vest U.S. Equity Max Buffer ETF - March	$—	$67,615,806
FT Vest U.S. Equity Equal Weight Buffer ETF - June	—	3,207,835
FT Vest U.S. Equity Max Buffer ETF - June	—	10,931,705
FT Vest U.S. Equity Max Buffer ETF - July	—	2,318,829
FT Vest U.S. Equity Max Buffer ETF - August	—	1,563,805
FT Vest Emerging Markets Buffer ETF - September	—	—
FT Vest U.S. Equity Equal Weight Buffer ETF - September	—	3,005,709
FT Vest U.S. Equity Max Buffer ETF - September	7,331,558	5,168,797
FT Vest U.S. Equity Max Buffer ETF - October	—	—
FT Vest U.S. Equity Uncapped Accelerator ETF - October	—	—
FT Vest U.S. Equity Max Buffer ETF - November	—	—
FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF	—	—
FT Vest U.S. Equity Quarterly Dynamic Buffer ETF	—	—
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at November 30, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
MARM
Options contracts	Equity Risk	Options contracts purchased, at value	$180,951,261	Options contracts written, at value	$14,714,088

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
RSJN
Options contracts	Equity Risk	Options contracts purchased, at value	$28,908,835	Options contracts written, at value	$882,006
JUNM
Options contracts	Equity Risk	Options contracts purchased, at value	97,875,687	Options contracts written, at value	6,118,583
JULM
Options contracts	Equity Risk	Options contracts purchased, at value	21,123,330	Options contracts written, at value	1,615,506
AUGM
Options contracts	Equity Risk	Options contracts purchased, at value	34,801,402	Options contracts written, at value	2,349,807
TSEP
Options contracts	Equity Risk	Options contracts purchased, at value	2,022,418	Options contracts written, at value	90,281
RSSE
Options contracts	Equity Risk	Options contracts purchased, at value	21,124,432	Options contracts written, at value	742,907
SEPM
Options contracts	Equity Risk	Options contracts purchased, at value	33,234,387	Options contracts written, at value	2,100,790
OCTM
Options contracts	Equity Risk	Options contracts purchased, at value	34,273,564	Options contracts written, at value	1,664,987
UXOC
Options contracts	Equity Risk	Options contracts purchased, at value	8,455,199	Options contracts written, at value	746,846
NOVM
Options contracts	Equity Risk	Options contracts purchased, at value	13,569,621	Options contracts written, at value	695,708
DHDG
Options contracts	Equity Risk	Options contracts purchased, at value	18,663,656	Options contracts written, at value	217,639
FHDG
Options contracts	Equity Risk	Options contracts purchased, at value	1,567,473	Options contracts written, at value	38,918
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the period ended November 30, 2024, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	MARM	RSJN	JUNM	JULM	AUGM
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$7,108,287	$334,673	$854,006	$212,056	$72,317
Written options contracts	(1,635,539)	48,945	(38,578)	(38,002)	(9,360)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)

Statements of Operations Location	MARM	RSJN	JUNM	JULM	AUGM
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	$16,431,912	$2,232,404	$6,571,903	$1,454,179	$1,705,642
Written options contracts	(10,637,134)	(243,167)	(3,201,266)	(900,429)	(1,068,499)

Statements of Operations Location	TSEP	RSSE	SEPM	OCTM	UXOC
Equity Risk Exposure
Net realized gain (loss) on:
Purchased options contracts	$—	$117,505	$239,913	$—	$—
Written options contracts	—	29,088	(67,665)	—	—
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	(64,732)	389,821	928,231	630,928	354,683
Written options contracts	2,418	(64,200)	(666,128)	(361,351)	(124,729)

Statements of Operations Location	NOVM	DHDG	FHDG
Equity Risk Exposure
Net change in unrealized appreciation (depreciation) on:
Purchased options contracts	$143,278	$460,689	$30,428
Written options contracts	(96,688)	(19,203)	(9,151)
The Funds do not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
The following table presents the premiums for purchased options contracts opened, premiums for purchased options contracts closed, exercised and expired, premiums for written options contracts opened, and premiums for written options contracts closed, exercised and expired, for the period ended November 30, 2024, on each Fund’s options contracts.

	Premiums for purchased options contracts opened	Premiums for purchased options contracts closed, exercised and expired	Premiums for written options contracts opened	Premiums for written options contracts closed, exercised and expired
MARM	$27,396,493	$65,926,869	$1,029,438	$2,296,247
RSJN	29,636,314	2,959,883	774,317	135,478
JUNM	101,894,313	10,590,529	3,391,614	474,297
JULM	21,937,435	2,268,284	838,586	123,509
AUGM	34,663,175	1,567,415	1,347,875	66,567
TSEP	2,087,150	—	92,699	—
RSSE	23,727,938	2,993,327	812,919	134,212
SEPM	37,582,606	5,276,450	1,714,563	279,901
OCTM	33,642,636	—	1,303,636	—
UXOC	8,100,516	—	622,117	—
NOVM	13,426,343	—	599,020	—
DHDG	18,202,967	—	198,436	—
FHDG	1,537,045	—	29,767	—
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before March 22, 2026 for MARM, June 10, 2026 for JUNM, June 14, 2026 for RSJN, July 24, 2026 for JULM, August 12, 2026 for AUGM and SEPM, September 6, 2026 for RSSE, September 11, 2026 for TSEP, October 8, 2026 for OCTM and NOVM, October 16, 2026 for DHDG, October 18, 2026 for UXOC, and November 8, 2026 for FHDG.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended November 30, 2024.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the period ended November 30, 2024.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees and any member of any advisory board of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Max Buffer ETF – January
FT Vest U.S. Equity Max Buffer ETF – February
FT Vest U.S. Equity Max Buffer ETF – March
FT Vest U.S. Equity Max Buffer ETF – April
FT Vest U.S. Equity Max Buffer ETF – May
FT Vest U.S. Equity Max Buffer ETF – June
FT Vest U.S. Equity Max Buffer ETF – July
FT Vest U.S. Equity Max Buffer ETF – August
FT Vest U.S. Equity Max Buffer ETF – September
FT Vest U.S. Equity Max Buffer ETF – October
FT Vest U.S. Equity Max Buffer ETF – November
FT Vest U.S. Equity Max Buffer ETF – December
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on February 14, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of each Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the February 14, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as fee rates charged by the Advisor and the Sub-Advisor to other ETFs. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how each Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest U.S. Equity Deep Buffer ETF, FT Vest U.S. Equity Moderate Buffer ETF and FT Vest U.S. Equity Enhance & Moderate Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Equal Weight Buffer ETF – March (RSMR)
FT Vest U.S. Equity Equal Weight Buffer ETF – June (RSJN)
FT Vest U.S. Equity Equal Weight Buffer ETF – September (RSSE)
FT Vest U.S. Equity Equal Weight Buffer ETF – December (RSDE)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on June 3, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the June 3, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor discussing the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest U.S. Equity Moderate Buffer ETF and FT Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest Emerging Markets Buffer ETF – March (TMAR)
FT Vest Emerging Markets Buffer ETF – June (TJUN)
FT Vest Emerging Markets Buffer ETF – September (TSEP)
FT Vest Emerging Markets Buffer ETF – December (TDEC)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on September 9, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 9, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.95% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest International Equity Moderate Buffer ETF, FT Vest U.S. Small Cap Moderate Buffer ETF and FT Vest Nasdaq-100 Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.90% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”) and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, the Advisor and Vest Financial LLC (the “Sub-Advisor”) on behalf of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
FT Vest U.S. Equity Uncapped Accelerator ETF – January (UXJA)
FT Vest U.S. Equity Uncapped Accelerator ETF – April (UXAP)
FT Vest U.S. Equity Uncapped Accelerator ETF – July (UXJL)
FT Vest U.S. Equity Uncapped Accelerator ETF – October (UXOC)

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
The Board approved the Agreements for each Fund for an initial two-year term at a meeting held on September 9, 2024. The Board determined for each Fund that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for each Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to each Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund’s perspective.
In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of each Fund and reviewed all of the services to be provided by the Advisor to the Funds, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that each Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 9, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Funds, and the Trustees were able to ask questions about the proposed investment strategy for the Funds. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Funds in the First Trust Fund Complex. Because the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for each Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for each Fund’s expenses, including the cost of sub-advisory, transfer agency, custody,

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for each Fund was above the median total (net) expense ratio of the peer funds in its Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Funds compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Funds will be unique to the market and the First Trust Fund Complex, but will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest U.S. Equity Moderate Buffer ETF and FT Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that, for each Fund, the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Funds and whether the Funds may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the proposed unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from each Fund’s unitary fee, that the sub-advisory fee for each Fund would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for each Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for each Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for each Fund at which the Advisor expects the Advisory Agreement for the Fund to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement for each Fund if its assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for each Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement for each Fund to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Funds and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of FT Vest U.S. Equity Quarterly 2.5 to 15 Buffer ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
Vest Financial LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on September 9, 2024. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 9, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Fund in the First Trust Fund Complex. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Fund will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest U.S. Equity Moderate Buffer ETF and FT Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee, that the sub-advisory fee would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
The Board of Trustees of First Trust Exchange-Traded Fund VIII (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Advisory Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of FT Vest U.S. Equity Quarterly Dynamic Buffer ETF (the “Fund”), and the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Advisor and Vest Financial LLC (the “Sub-Advisor”), for an initial two-year term at a meeting held on September 9, 2024. The Board determined that the Agreements are in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Fund, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the proposed sub-advisory fee as compared to fees charged to other clients of the Sub-Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor and the Sub-Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; financial data for the Sub-Advisor; any indirect benefits to the Advisor and its affiliates, First Trust Portfolios L.P. (“FTP”) and First Trust Capital Partners, LLC (“FTCP”), and the Sub-Advisor; and information on the Advisor’s and the Sub-Advisor’s compliance programs. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund’s perspective.
In evaluating whether to approve the Agreements for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor, as well as the background and experience of the persons responsible for such services. The Board considered that the Fund will be an actively-managed ETF and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust Fund Complex. The Board noted that the Advisor will oversee the Sub-Advisor’s day-to-day management of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s, the Sub-Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. The Board noted that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the September 9, 2024 meeting, the Board also received a presentation from representatives of the Sub-Advisor, who discussed the services that the Sub-Advisor will provide to the Fund, and the Trustees were able to ask questions about the proposed investment strategy for the Fund. The Board noted the background and experience of the Sub-Advisor’s portfolio management team and the Sub-Advisor’s investment style. The Board also noted that the Sub-Advisor manages a number of other defined-outcome ETFs with strategies similar to those of the Fund in the First Trust Fund Complex. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Advisory Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.85% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that, from the unitary fee for the Fund, the Advisor would pay the Sub-Advisor a sub-advisory fee equal to 50% of the Fund’s unitary fee less one-half of the Fund’s expenses and that the sub-advisory fee would be reduced consistent with the breakpoints in the unitary fee rate schedule. The Board noted that the Advisor and the Sub-Advisor would be responsible for the Fund’s expenses, including the cost of sub-advisory, transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Advisory Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor and the Sub-Advisor to other fund (including ETF) and non-fund clients, as

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
applicable. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other clients, the Board considered the Advisor’s statement that the Fund will be most similar to the ETFs in the FT Vest U.S. Equity Buffer ETF, FT Vest U.S. Equity Moderate Buffer ETF and FT Vest U.S. Equity Deep Buffer ETF product lines in the First Trust Fund Complex that are managed by the Advisor and sub-advised by the Sub-Advisor, each of which has a unitary fee rate schedule starting at an annual rate of 0.85% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreements, the Board determined that the proposed unitary fee, including the sub-advisory fee to be paid by the Advisor to the Sub-Advisor from the unitary fee, was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor and the Sub-Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board considered that the Sub-Advisor would be paid by the Advisor from the Fund’s unitary fee, that the sub-advisory fee would be reduced consistent with the breakpoints in the Fund’s unitary fee rate schedule and its understanding that the sub-advisory fee for the Fund was the product of an arm’s length negotiation. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Advisory Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Advisory Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Advisory Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. The Board reviewed financial information provided by the Sub-Advisor, but did not review any potential profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board concluded that the profitability analysis for the Advisor was more relevant. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board noted that FTCP has a controlling ownership interest in the Sub-Advisor’s parent company and considered potential indirect benefits to the Advisor from such ownership interest. The Board also considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP. The Board also considered the potential indirect benefits to the Sub-Advisor from FTCP’s controlling ownership interest in the Sub-Advisor’s parent company. The Board noted the Sub-Advisor’s statements that it does not foresee any indirect benefits from its relationship with the Fund and that, as a policy, it does not enter into soft-dollar arrangements for the procurement of research services in connection with client securities transactions. The Board concluded that the character and amount of potential indirect benefits to the Advisor and the Sub-Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimer
The Funds are not sponsored, endorsed, sold or promoted by Invesco 500® Equal Weight ETF, Invesco, or SPDR® S&P 500® ETF Trust, PDR Services, LLC, or Standard & Poor’s® (together with their affiliates hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. The Corporations make no representations or warranties, express or implied, regarding the advisability of investing in the Funds or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Invesco S&P 500® Equal Weight ETF Trust or SPDR® S&P 500® ETF Trust. The Corporations have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

Other Information (Continued)
First Trust Exchange-Traded Fund VIII
November 30, 2024 (Unaudited)
The Funds are not sponsored, endorsed, sold or promoted by iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates have not passed on the legality or suitability of, or the accuracy or adequacy of, descriptions and disclosures relating to the Funds or the FLEX Options. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates make no representations or warranties, express or implied, regarding the advisability of investing in the Fund or the FLEX Options or results to be obtained by the Funds or the FLEX Options, shareholders or any other person or entity from use of the Underlying ETF. iShares MSCI Emerging Markets ETF, BFA, MSCI Inc. or their affiliates have no liability in connection with the management, administration, marketing or trading of the Funds or the FLEX Options.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

(a)	Not applicable to the Registrant.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to the Registrant.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This statement is included in the Registrant’s Semi-annual Report filed under Item 1 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VIII
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	January 31, 2025
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	January 31, 2025

* Print the name and title of each signing officer under his or her signature.